Risk management and concentrations of risk (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Gain (loss) on derivative financial instruments	$ 326	$ (8)	$ 662	$ 113
Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	(54)	0	(17)	0
Amortization of amount excluded from hedge effectiveness	594	206	1,107	541
Reclassification from accumulated other comprehensive income	(214)	(214)	(428)	(428)
Gain (loss) on derivative financial instruments	326	(8)	662	113
Realized Gains (Losses) [Member] | Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	0	0	0	0
Amortization of amount excluded from hedge effectiveness	0	0	0	0
Reclassification from accumulated other comprehensive income	0	0	0	0
Gain (loss) on derivative financial instruments	0	0	0	0
Unrealized Gains (Losses) [Member] | Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	(54)	0	(17)	0
Amortization of amount excluded from hedge effectiveness	594	206	1,107	541
Reclassification from accumulated other comprehensive income	(214)	(214)	(428)	(428)
Gain (loss) on derivative financial instruments	$ 326	$ (8)	$ 662	$ 113